Note 30 - Dividends Paid (Details Textual) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2019 CAD ($) $ / shares	Mar. 31, 2019 $ / shares	Mar. 31, 2018 CAD ($) $ / shares	Mar. 31, 2018 $ / shares
Ordinary shares [member]
Statement Line Items [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | $ / shares	$ 0.50		$ 0.50
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners | $	$ 74,557		$ 73,624
Dividends recognised as distributions to owners per share | $ / shares	$ 0.50		$ 0.50
Dividends recognised as distributions to owners of parent | $	$ 1,284		$ 1,302
Preference shares [member]
Statement Line Items [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | $ / shares		$ 2.125		$ 2.125
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners | $	$ 12,189		$ 11,380